VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Charge	$ (72,224)	$ (69,833)	$ (41,846)
Vessels and equipment, net book value	2,269,946	2,342,165
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,499,970	1,944,441
Additions		180
Newbuildings		555,349
Ending balance, cost	2,499,970	2,499,970	1,944,441
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(157,805)	(87,980)
Charge	(72,219)	(69,825)
Ending balance	(230,024)	(157,805)	(87,980)
Vessels and equipment, net book value	2,269,946	2,342,165	1,856,461
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	2,467,470	1,919,441
Additions		180
Newbuildings		547,849
Ending balance, cost	2,467,470	2,467,470	1,919,441
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(143,923)	(80,370)
Charge	(65,724)	(63,553)
Ending balance	(209,647)	(143,923)	(80,370)
Vessels and equipment, net book value	2,257,823	2,323,547	1,839,071
Dry-docking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	32,500	25,000
Additions		0
Newbuildings		7,500
Ending balance, cost	32,500	32,500	25,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(13,882)	(7,610)
Charge	(6,495)	(6,272)
Ending balance	(20,377)	(13,882)	(7,610)
Vessels and equipment, net book value	$ 12,123	$ 18,618	$ 17,390